6. Cash and cash equivalents (Details Narrative) - Exito [member] - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Argentina
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	R$ 100	R$ 73
Funds invested abroad	12	20
URUGUAY
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	382	254
Funds invested abroad	1	4
Colombia
CashAndCashEquivalentLineItems [Line Items]
Acquisition consideration	3,028	2,698
Funds invested abroad	146	101
UNITED STATES
CashAndCashEquivalentLineItems [Line Items]
Deposited	R$ 127	R$ 84
Short-term investments [member] | Brazilian interbank deposit certificate ("CDI") [member]
CashAndCashEquivalentLineItems [Line Items]
Weighted average interest rate	96.93%	89.94%